BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 83.9%
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.3%
Altice France SA, Senior Secured Notes	8.125%	2/1/27	$2,275,000	$2,108,015	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	6,315,000	3,101,668	(a)

Total Diversified Telecommunication Services				5,209,683

Entertainment - 2.2%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	17,795,000	15,276,563	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	10,183,000	9,357,590	(a)
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	6,313,000	6,102,218	(a)

Total Entertainment				30,736,371

Interactive Media & Services - 3.5%
ANGI Group LLC, Senior Notes	3.875%	8/15/28	28,702,000	21,840,611	(a)
GrubHub Holdings Inc., Senior Notes	5.500%	7/1/27	26,075,000	19,573,885	(a)
Match Group Holdings II LLC, Senior Notes	4.125%	8/1/30	3,975,000	3,427,782	(a)
Meta Platforms Inc., Senior Notes	4.450%	8/15/52	5,602,000	4,934,721

Total Interactive Media & Services				49,776,999

Media - 0.8%
LCPR Senior Secured Financing DAC, Senior Secured Notes	6.750%	10/15/27	6,332,000	5,986,304	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	9,748,000	2,450,745
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	10,359,000	2,568,724

Total Media				11,005,773

Wireless Telecommunication Services - 0.3%
United States Cellular Corp., Senior Notes	6.700%	12/15/33	4,413,000	3,845,797

TOTAL COMMUNICATION SERVICES				100,574,623

CONSUMER DISCRETIONARY - 15.2%
Automobiles - 1.1%
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	2,500,000	2,450,613
Ford Motor Credit Co. LLC, Senior Notes	6.950%	3/6/26	200,000	203,234
Hyundai Capital America, Senior Notes	1.800%	1/10/28	987,000	837,623	(a)
Nissan Motor Acceptance Co. LLC, Senior Notes	3.875%	9/21/23	2,438,000	2,411,083	(a)
Nissan Motor Co. Ltd., Senior Notes	3.043%	9/15/23	1,525,000	1,502,464	(a)
Stellantis Finance US Inc., Senior Notes	6.375%	9/12/32	8,100,000	8,501,569	(a)

Total Automobiles				15,906,586

Broadline Retail - 1.6%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	5,967,000	4,706,471

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	1

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Broadline Retail - continued
Nordstrom Inc., Senior Notes	4.250%	8/1/31	$8,777,000	$6,283,455
QVC Inc., Senior Secured Notes	4.750%	2/15/27	6,470,000	2,725,973
QVC Inc., Senior Secured Notes	4.375%	9/1/28	4,930,000	2,003,478
QVC Inc., Senior Secured Notes	5.450%	8/15/34	17,106,000	6,409,447

Total Broadline Retail				22,128,824

Hotels, Restaurants & Leisure - 9.8%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	21,780,000	19,447,788	(a)
Carnival Corp., Senior Secured Notes	4.000%	8/1/28	8,550,000	7,369,031	(a)
CCM Merger Inc., Senior Notes	6.375%	5/1/26	10,844,000	10,600,118	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	11,967,000	12,015,107	(a)
Nathan’s Famous Inc., Senior Secured Notes	6.625%	11/1/25	11,586,000	11,555,992	(a)
Station Casinos LLC, Senior Notes	4.500%	2/15/28	20,494,000	18,519,916	(a)
Station Casinos LLC, Senior Notes	4.625%	12/1/31	5,290,000	4,472,510	(a)
Travel + Leisure Co., Senior Secured Notes	4.500%	12/1/29	8,302,000	7,209,572	(a)
Travel + Leisure Co., Senior Secured Notes	4.625%	3/1/30	1,274,000	1,093,988	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	27,469,000	25,833,032	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	17,999,000	19,027,823	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	764,000	678,925	(a)

Total Hotels, Restaurants & Leisure				137,823,802

Specialty Retail - 2.7%
Arko Corp., Senior Notes	5.125%	11/15/29	17,292,000	14,333,490	(a)
FirstCash Inc., Senior Notes	4.625%	9/1/28	15,333,000	13,618,569	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	11,340,000	10,476,686	(a)

Total Specialty Retail				38,428,745

TOTAL CONSUMER DISCRETIONARY				214,287,957

CONSUMER STAPLES - 3.4%
Food Products - 0.3%
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	5,401,000	4,768,948

Tobacco - 3.1%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	18,290,000	16,583,116	(a)
Vector Group Ltd., Senior Secured Notes	5.750%	2/1/29	30,298,000	26,997,790	(a)

Total Tobacco				43,580,906

TOTAL CONSUMER STAPLES				48,349,854

ENERGY - 11.1%
Oil, Gas & Consumable Fuels - 11.1%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	4,925,000	4,837,409	(a)

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - continued
Civitas Resources Inc., Senior Notes	5.000%	10/15/26	$16,598,000	$15,622,969	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	12,280,000	12,042,075	(b)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	13,882,000	12,459,095	(b)
Leviathan Bond Ltd., Senior Secured Notes	5.750%	6/30/23	3,570,000	3,564,645	(b)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	19,390,000	18,662,875	(b)
Magnolia Oil & Gas Operating LLC/ Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	47,657,000	46,396,949	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	9,025,000	8,311,258	(a)
PDC Energy Inc., Senior Notes	6.125%	9/15/24	3,114,000	3,104,658
PDC Energy Inc., Senior Notes	5.750%	5/15/26	8,204,000	7,997,464
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	22,210,000	20,348,358	(a)
Var Energi ASA, Senior Notes	8.000%	11/15/32	3,150,000	3,358,294	(a)

TOTAL ENERGY				156,706,049

FINANCIALS - 22.5%
Banks - 5.2%
Cobra AcquisitionCo LLC, Senior Notes	6.375%	11/1/29	16,667,000	9,648,943	(a)
Huntington National Bank, Senior Notes (5.699% to 11/18/2024 then SOFR + 1.215%)	5.699%	11/18/25	6,400,000	6,194,885	(c)
JPMorgan Chase & Co., Senior Notes (2.963% to 1/25/32 then SOFR + 1.260%)	2.963%	1/25/33	5,557,000	4,756,096	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	764,000	742,890	(c)
New York Community Bancorp Inc., Subordinated Notes (5.900% to 11/6/23 then 3 mo. USD LIBOR + 2.780%)	5.900%	11/6/28	5,000,000	4,763,407	(c)
Popular Inc., Senior Notes	6.125%	9/14/23	10,803,000	10,650,678
Popular Inc., Senior Notes	7.250%	3/13/28	18,000,000	17,824,320
Synchrony Bank, Senior Notes	5.400%	8/22/25	6,592,000	6,188,596
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,500,000	1,241,926	(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	3

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - continued
Western Alliance Bancorp, Subordinated Notes (3.000% to 6/15/26 then SOFR + 2.250%)	3.000%	6/15/31	$5,109,000	$3,532,824	(c)
Western Alliance Bank, Subordinated Notes (5.250% to 6/1/25 then 3 mo. SOFR + 5.120%)	5.250%	6/1/30	11,935,000	8,393,841	(c)

Total Banks				73,938,406

Capital Markets - 1.0%
Hightower Holding LLC, Senior Notes	6.750%	4/15/29	10,358,000	8,825,694	(a)
Morgan Stanley, Subordinated Notes (5.948% to 1/19/33 then 5 year Treasury Constant Maturity Rate + 2.430%)	5.948%	1/19/38	6,000,000	5,972,302	(c)

Total Capital Markets				14,797,996

Consumer Finance - 8.0%
Capital One Financial Corp., Senior Notes (5.817% to 2/1/33 then SOFR + 2.600%)	5.817%	2/1/34	9,000,000	8,705,135	(c)
Credit Acceptance Corp., Senior Notes	5.125%	12/31/24	6,343,000	6,035,269	(a)
Credit Acceptance Corp., Senior Notes	6.625%	3/15/26	16,754,000	15,645,067
PRA Group Inc., Senior Notes	7.375%	9/1/25	8,823,000	8,793,317	(a)
PRA Group Inc., Senior Notes	8.375%	2/1/28	10,102,000	10,109,324	(a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	1,000,000	837,911	(a)
PROG Holdings Inc., Senior Notes	6.000%	11/15/29	29,376,000	25,011,791	(a)
Synchrony Bank, Senior Notes	5.625%	8/23/27	1,411,000	1,296,800
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	23,021,000	20,337,811
World Acceptance Corp., Senior Notes	7.000%	11/1/26	20,735,000	15,473,390	(a)

Total Consumer Finance				112,245,815

Financial Services - 7.6%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	711,000	613,629	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	20,925,000	18,032,942	(a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	41,005,000	32,993,836	(a)
Freedom Mortgage Corp., Senior Notes	6.625%	1/15/27	3,333,000	2,567,993	(a)
MGIC Investment Corp., Senior Notes	5.250%	8/15/28	2,403,000	2,286,563
Radian Group Inc., Senior Notes	4.500%	10/1/24	5,257,000	5,079,182
Radian Group Inc., Senior Notes	6.625%	3/15/25	1,250,000	1,245,900
Radian Group Inc., Senior Notes	4.875%	3/15/27	3,835,000	3,610,293

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Services - continued
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	$15,401,000	$13,721,400	(a)
United Wholesale Mortgage LLC, Senior Notes	5.500%	4/15/29	32,248,000	26,971,098	(a)

Total Financial Services				107,122,836

Insurance - 0.7%
BroadStreet Partners Inc., Senior Notes	5.875%	4/15/29	462,000	391,240	(a)
Fairfax Financial Holdings Ltd., Senior Notes	5.625%	8/16/32	1,980,000	1,948,235	(a)
NFP Corp., Senior Secured Notes	4.875%	8/15/28	642,000	579,899	(a)
NFP Corp., Senior Secured Notes	7.500%	10/1/30	5,186,000	5,016,340	(a)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	1,925,000	1,685,583	(a)

Total Insurance				9,621,297

TOTAL FINANCIALS				317,726,350

HEALTH CARE - 1.8%
Biotechnology - 0.9%
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	12,466,000	12,664,957	(a)

Health Care Equipment & Supplies - 0.3%
Embecta Corp., Senior Secured Notes	6.750%	2/15/30	4,445,000	4,050,373	(a)

Life Sciences Tools & Services - 0.6%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	9,613,000	7,911,470	(a)

TOTAL HEALTH CARE				24,626,800

INDUSTRIALS - 9.9%
Aerospace & Defense - 1.3%
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	18,177,000	18,211,991	(a)

Air Freight & Logistics - 0.5%
Cargo Aircraft Management Inc., Senior Notes	4.750%	2/1/28	8,320,000	7,448,646	(a)

Building Products - 0.7%
IEA Energy Services LLC, Senior Notes	6.625%	8/15/29	9,700,000	9,252,830	(a)

Commercial Services & Supplies - 0.4%
KAR Auction Services Inc., Senior Notes	5.125%	6/1/25	3,900,000	3,855,326	(a)
Stericycle Inc., Senior Notes	5.375%	7/15/24	1,954,000	1,941,117	(a)

Total Commercial Services & Supplies				5,796,443

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	5

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Construction & Engineering - 1.2%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	$17,137,000	$16,086,930	(a)
MasTec Inc., Senior Notes	4.500%	8/15/28	1,698,000	1,570,987	(a)

Total Construction & Engineering				17,657,917

Electrical Equipment - 1.6%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	12,000,000	12,065,048	(a)
Regal Rexnord Corp., Senior Notes	6.300%	2/15/30	2,068,000	2,084,391	(a)
WESCO Distribution Inc., Senior Notes	7.125%	6/15/25	4,513,000	4,591,616	(a)
WESCO Distribution Inc., Senior Notes	7.250%	6/15/28	3,215,000	3,304,313	(a)

Total Electrical Equipment				22,045,368

Ground Transportation - 0.8%
Uber Technologies Inc., Senior Notes	7.500%	5/15/25	9,514,000	9,645,319	(a)
Uber Technologies Inc., Senior Notes	7.500%	9/15/27	1,500,000	1,548,270	(a)

Total Ground Transportation				11,193,589

Machinery - 1.6%
ATS Corp., Senior Notes	4.125%	12/15/28	8,268,000	7,342,439	(a)
HTA Group Ltd., Senior Notes	7.000%	12/18/25	16,165,000	15,378,573	(a)

Total Machinery				22,721,012

Passenger Airlines - 1.5%
Air Canada Pass-Through Trust	3.300%	1/15/30	2,870,608	2,535,029	(a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	12,874,000	12,829,456	(a)
British Airways PLC Pass-Through Trust	3.300%	12/15/32	1,066,950	923,922	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	5,247,021	5,162,220	(a)

Total Passenger Airlines				21,450,627

Trading Companies & Distributors - 0.3%
Univar Solutions USA Inc., Senior Notes	5.125%	12/1/27	3,600,000	3,605,760	(a)

TOTAL INDUSTRIALS				139,384,183

INFORMATION TECHNOLOGY - 4.5%
Communications Equipment - 1.3%
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	19,539,000	18,364,706	(a)

IT Services - 1.6%
Sabre GLBL Inc., Senior Secured Notes	9.250%	4/15/25	5,658,000	5,335,268	(a)
Sabre GLBL Inc., Senior Secured Notes	7.375%	9/1/25	10,765,000	9,629,292	(a)
Twilio Inc., Senior Notes	3.625%	3/15/29	8,619,000	7,443,627

Total IT Services				22,408,187

Semiconductors & Semiconductor Equipment - 1.0%
Marvell Technology Inc., Senior Notes	2.950%	4/15/31	6,027,000	5,036,962
Qorvo Inc., Senior Notes	3.375%	4/1/31	4,404,000	3,647,701	(a)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Semiconductors & Semiconductor Equipment - continued
SK Hynix Inc., Senior Notes	6.250%	1/17/26	$3,800,000	$3,840,565	(a)
SK Hynix Inc., Senior Notes	6.375%	1/17/28	2,000,000	2,012,300	(a)

Total Semiconductors & Semiconductor Equipment				14,537,528

Software - 0.4%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	6,354,000	5,788,049	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Lenovo Group Ltd., Senior Notes	6.536%	7/27/32	2,200,000	2,236,483	(a)

TOTAL INFORMATION TECHNOLOGY				63,334,953

MATERIALS - 5.9%
Chemicals - 4.9%
Ashland LLC, Senior Notes	6.875%	5/15/43	10,949,000	11,031,974
Celanese US Holdings LLC, Senior Notes	6.165%	7/15/27	15,000,000	15,106,865
Mativ Holdings Inc., Senior Notes	6.875%	10/1/26	35,196,000	32,241,207	(a)
Valvoline Inc., Senior Notes	4.250%	2/15/30	10,753,000	10,554,607	(a)

Total Chemicals				68,934,653

Metals & Mining - 1.0%
ArcelorMittal SA, Senior Notes	6.800%	11/29/32	6,625,000	6,955,112
Commercial Metals Co., Senior Notes	3.875%	2/15/31	1,000,000	848,969
FMG Resources August 2006 Pty Ltd., Senior Notes	4.375%	4/1/31	7,022,000	6,168,932	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	400,000	363,364	(a)

Total Metals & Mining				14,336,377

TOTAL MATERIALS				83,271,030

REAL ESTATE - 1.3%
Health Care REITs - 0.3%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	1,975,000	1,690,788	(a)
National Health Investors Inc., Senior Notes	3.000%	2/1/31	2,856,000	2,158,880

Total Health Care REITs				3,849,668

Hotel & Resort REITs - 0.3%
XHR LP, Senior Secured Notes	6.375%	8/15/25	5,103,000	5,010,406	(a)

Real Estate Management & Development - 0.7%
Forestar Group Inc., Senior Notes	5.000%	3/1/28	10,627,000	9,525,618	(a)

TOTAL REAL ESTATE				18,385,692

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	7

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
UTILITIES - 1.2%
Water Utilities - 1.2%
Solaris Midstream Holdings LLC, Senior Notes	7.625%	4/1/26	$17,653,000	$16,994,367	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $1,270,123,928)				1,183,641,858

SENIOR LOANS - 2.2%
COMMUNICATION SERVICES - 0.2%
Entertainment - 0.2%
Delta 2 Lux Sarl, Term Loan B (1 mo. Term SOFR + 3.250%)	8.057%	1/15/30	2,000,000	2,003,340	(c)(d)(e)

CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.7%
Flutter Entertainment PLC, Third Amendment 2028 Term Loan B (3 mo. Term SOFR + 3.512%)	8.410%	7/22/28	9,716,875	9,729,993	(c)(d)(e)

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Initial Tranche Term Loan B (1 mo. Term SOFR + 3.750%)	8.557%	3/8/30	4,000,000	3,990,000	(c)(d)(e)(f)

TOTAL CONSUMER DISCRETIONARY				13,719,993

INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.4%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.000%)	9.807%	6/30/28	7,209,386	6,218,095	(c)(d)(e)(g)

MATERIALS - 0.6%
Chemicals - 0.3%
Axalta Coating Systems Dutch Holding B B.V., Dollar Facility Term Loan B4 (3 mo. Term SOFR + 3.000%)	7.506%	12/20/29	4,812,500	4,825,542	(c)(d)(e)

Construction Materials - 0.3%
Summit Materials LLC, Term Loan B1 (6 mo. Term SOFR + 3.100%)	8.491%	12/14/27	3,990,000	4,002,469	(c)(d)(e)

TOTAL MATERIALS				8,828,011

TOTAL SENIOR LOANS (Cost - $30,943,465)				30,769,439

ASSET-BACKED SECURITIES - 0.1%
ALESCO Preferred Funding Ltd., Class PNN	0.000%	3/23/25	621,631	257,453	(a)(h)
ALESCO Preferred Funding VI Ltd., Class PNNE	0.000%	3/23/35	336,608	132,885	(a)(h)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - continued
Fort Sheridan ABS CDO Ltd., 2005-1A, Class PPN2	0.000%	11/5/41	$611,948	$296,830	(a)(h)
Taberna Preferred Funding I Ltd., 2005-1A, Class PPN2	0.000%	7/5/35	1,175,564	486,262	(a)(h)

TOTAL ASSET-BACKED SECURITIES (Cost - $2,549,589)				1,173,430

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,303,616,982)				1,215,584,727

			SHARES
SHORT-TERM INVESTMENTS - 12.2%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $172,240,441)	4.617%		172,240,441	172,240,441	(i)(j)

TOTAL INVESTMENTS - 98.4% (Cost - $1,475,857,423)				1,387,825,168
Other Assets in Excess of Liabilities - 1.6%				22,575,185

TOTAL NET ASSETS - 100.0%				$1,410,400,353

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	All or a portion of this loan has not settled as of March 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(i)	Rate shown is one-day yield as of the end of the reporting period.

(j)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2023, the total market value of investments in Affiliated Companies was $172,240,441 and the cost was $172,240,441 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report	9

BRANDYWINEGLOBAL — CORPORATE CREDIT FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2023

Abbreviation(s) used in this schedule:

CDO	— Collateralized Debt Obligation
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Corporate Credit Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Corporate Credit Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund, which had no operations prior to July 30, 2021 other than its organization, acquired the assets and liabilities of Diamond Hill Corporate Credit Fund (the “Predecessor Fund”), a series of the Diamond Hill Funds (the “Predecessor Fund’s Trust”), on July 30, 2021. As a result of the reorganization (the “Reorganization”), the Predecessor Fund is the accounting survivor and the Fund is the legal entity successor. No costs associated with the Reorganization were incurred by the Fund or Predecessor Fund. Additionally, the Reorganization was a tax-free event. Performance shown for the Fund’s Class A, Class I and Class IS shares for the periods prior to July 30, 2021, is the performance of the Predecessor Fund’s Investor shares, Class I shares and Class Y shares, respectively. Shareholders of Investor shares, Class I shares and Class Y shares of the Predecessor Fund received an equivalent number of Class A, Class I and Class IS shares of the Fund, respectively, which had net asset values per share equivalent to the shares of the Predecessor Fund. As the accounting survivor, past performance and operating history of the Predecessor Fund are included in these financial statements.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

11

Notes to Schedule of Investments (unaudited) (cont’d)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

12

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$1,183,641,858	—	$1,183,641,858
Senior Loans:
Consumer Discretionary	—	9,729,993	$3,990,000	13,719,993
Other Senior Loans	—	17,049,446	—	17,049,446
Asset-Backed Securities	—	1,173,430	—	1,173,430

Total Long-Term Investments	—	1,211,594,727	3,990,000	1,215,584,727
Short-Term Investments†	$172,240,441	—	—	172,240,441

Total Investments	$172,240,441	$1,211,594,727	$3,990,000	$1,387,825,168

† See Schedule of Investments for additional detailed categorizations.

13

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

		Purchased		Sold
	Affiliate Value at December 31, 2022	Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$158,034,723	$163,620,575	163,620,575	$149,414,857	149,414,857	—	$1,933,026	—	$172,240,441

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